PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	June 30,	December 31,
	2023	2022
Telecommunication equipment and computers	$299,944	$299,944
Vehicle	23,805	23,805
Office furniture and fixtures	9,325	9,325
Less: accumulated depreciation	(286,203)	(264,514)

	$46,871	$68,560

Depreciation expense for the six months ended June 30, 2023 and June 30, 2022 was $21,689 and $24,389, respectively, and for the three months ended June 30, 2023 and 2022 was $10,687 and $12,102, respectively.